Debt - Credit Facilities Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Outstanding balance - current		$ 250	$ 140
CCH Credit Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	[1]	8,404
Incremental commitments	[1]	1,566
Outstanding balance	[1]	1,729
Commitments terminated	[1]	8,241
Letters of credit issued	[1]	0
Available commitment	[1]	$ 0
Debt Instrument, Description of Variable Rate Basis		LIBOR or the base rate
Weighted average interest rate of outstanding balance		1.85%
Maturity Date	[1]	Jun. 30, 2024
CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1],[2]	1.75%
CCH Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1],[2]	0.75%
CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Original facility size	[3]	$ 350
Incremental commitments	[3]	850
Outstanding balance - current	[3]	250
Commitments terminated	[3]	0
Letters of credit issued	[3]	361
Available commitment	[3]	$ 589
Debt Instrument, Description of Variable Rate Basis		LIBOR or the base rate
Weighted average interest rate of outstanding balance		3.50%
Line of Credit Facility, Commitment Fee Percentage		0.50%
Maturity Date	[3]	Jun. 29, 2023
CCH Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2],[3]	1.25%
CCH Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2],[3]	1.75%
CCH Working Capital Facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2],[3]	0.25%
CCH Working Capital Facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[2],[3]	0.75%

[1]	Our obligations under the CCH Credit Facility are secured by a first priority lien on substantially all of our and our subsidiaries assets and by a pledge by Cheniere CCH Holdco I, LLC of its limited liability company interests in us.
[2]	These facilities were amended in 2021 to establish a SOFR-indexed replacement rate for LIBOR.
[3]	Our obligations under the CCH Working Capital Facility are secured by substantially all of our and the CCH Guarantors assets as well as all of the membership interests in us and each of the CCH Guarantors on a pari passu basis with the CCH Senior Secured Notes and the CCH Credit Facility.